Pension Plan (Annual and Quarter) (Detail) - Unrecognized pension costs in other comprehensive loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Balance at beginning of year	$ 4,456	$ 4,023
Net actuarial loss	1,743	738
Recognized loss	(347)	(305)
Balance at end of year	$ 5,852	$ 4,456